Submission	Aug. 06, 2024
Submission [Line Items]
Central Index Key	0001282631
Registrant Name	NETLIST INC
Registration File Number	333-280985
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES